Operating Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Operating Lease Liabilities [Line Items]
2026	$ 104
2027	75
2028	80
2029	81
2030	81
Thereafter	182
Total	603
Less: imputed interest	88
Present value of lease liabilities	515	$ 568
Land & Plant lease [Member]
Schedule of Maturity of Operating Lease Liabilities [Line Items]
2026	75
2027	75
2028	80
2029	81
2030	81
Thereafter	182
Total	574
Less: imputed interest	88
Present value of lease liabilities	486
Office and other leases [Member]
Schedule of Maturity of Operating Lease Liabilities [Line Items]
2026	29
2027
2028
2029
2030
Thereafter
Total	29
Less: imputed interest
Present value of lease liabilities	$ 29